SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION - Schedule of useful life of property and equipment (Details)	12 Months Ended
Jan. 31, 2020
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	45 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	shorter of the life of the improvement or the remaining life of the lease
Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	5 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	3 years
Machinery & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	2-7 years